UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09837

Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%(1)

Security	Shares	Value
Aerospace & Defense — 1.6%
Precision Castparts Corp.	7,300	$1,618,556

		$1,618,556

Airlines — 0.6%
Copa Holdings SA, Class A	4,200	$584,514

		$584,514

Automobiles — 0.4%
Tesla Motors, Inc.(2)	2,900	$389,412

		$389,412

Beverages — 2.4%
Anheuser-Busch InBev NV ADR	12,700	$1,215,517
Beam, Inc.	18,200	1,182,818

		$2,398,335

Biotechnology — 5.6%
Biogen Idec, Inc.(2)	6,100	$1,330,593
Celgene Corp.(2)	8,400	1,233,624
Gilead Sciences, Inc.(2)	37,200	2,285,940
Vertex Pharmaceuticals, Inc.(2)	10,400	829,920

		$5,680,077

Building Products — 1.6%
Fortune Brands Home & Security, Inc.	39,900	$1,648,269

		$1,648,269

Capital Markets — 1.7%
Affiliated Managers Group, Inc.(2)	2,800	$504,980
Charles Schwab Corp. (The)	52,700	1,164,143

		$1,669,123

Chemicals — 5.1%
Celanese Corp., Series A	16,700	$802,602
Cytec Industries, Inc.	11,800	919,220
Monsanto Co.	22,900	2,262,062
Praxair, Inc.	9,900	1,189,683

		$5,173,567

Commercial Banks — 2.3%
First Republic Bank	21,500	$928,585
Wells Fargo & Co.	33,100	1,439,850

		$2,368,435

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.	34,450	$1,490,307

		$1,490,307

Communications Equipment — 1.2%
Riverbed Technology, Inc.(2)	78,100	$1,221,484

		$1,221,484

Computers & Peripherals — 6.3%
Apple, Inc.	9,400	$4,253,500
EMC Corp.	79,800	2,086,770

		$6,340,270

Security	Shares	Value
Diversified Financial Services — 1.6%
Citigroup, Inc.	31,300	$1,631,982

		$1,631,982

Electrical Equipment — 1.6%
AMETEK, Inc.	34,300	$1,587,404

		$1,587,404

Electronic Equipment, Instruments & Components — 1.1%
InvenSense, Inc.(2)	65,300	$1,154,504

		$1,154,504

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	14,900	$1,211,817

		$1,211,817

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.	23,000	$1,278,340

		$1,278,340

Food Products — 2.8%
Hershey Co. (The)	14,800	$1,404,076
Mondelez International, Inc., Class A	46,000	1,438,420

		$2,842,496

Health Care Equipment & Supplies — 3.2%
Analogic Corp.	10,400	$742,456
Globus Medical, Inc., Class A(2)	55,300	926,828
Stryker Corp.	22,700	1,599,442

		$3,268,726

Health Care Providers & Services — 2.2%
Brookdale Senior Living, Inc.(2)	44,500	$1,295,840
MEDNAX, Inc.(2)	9,200	896,264

		$2,192,104

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$850,154

		$850,154

Industrial Conglomerates — 1.3%
Danaher Corp.	19,200	$1,292,928

		$1,292,928

Internet & Catalog Retail — 5.7%
Amazon.com, Inc.(2)	7,700	$2,319,394
Netflix, Inc.(2)	4,400	1,074,568
priceline.com, Inc.(2)	2,000	1,751,340
Shutterfly, Inc.(2)	11,700	627,003

		$5,772,305

Internet Software & Services — 7.8%
eBay, Inc.(2)	34,900	$1,803,981
Facebook, Inc., Class A(2)	14,200	522,986
Google, Inc., Class A(2)	5,000	4,438,000
Pandora Media, Inc.(2)	28,200	517,188
Rackspace Hosting, Inc.(2)	12,600	570,654

		$7,852,809

IT Services — 3.7%
Accenture PLC, Class A	19,700	$1,454,057
Teradata Corp.(2)	4,300	254,216
Visa, Inc., Class A	11,400	2,017,914

		$3,726,187

Security	Shares	Value
Leisure Equipment & Products — 1.8%
Polaris Industries, Inc.	16,195	$1,816,107

		$1,816,107

Machinery — 0.9%
Colfax Corp.(2)	16,200	$859,734

		$859,734

Media — 2.9%
Lions Gate Entertainment Corp.(2)	24,600	$800,238
ReachLocal, Inc.(2)	27,200	351,152
Walt Disney Co. (The)	28,100	1,816,665

		$2,968,055

Multiline Retail — 1.4%
Dollar General Corp.(2)	24,905	$1,361,557

		$1,361,557

Oil, Gas & Consumable Fuels — 4.3%
Concho Resources, Inc.(2)	11,200	$1,004,528
EOG Resources, Inc.	9,800	1,425,802
Occidental Petroleum Corp.	11,000	979,550
Range Resources Corp.	12,100	957,110

		$4,366,990

Pharmaceuticals — 2.4%
Perrigo Co.	10,400	$1,293,656
Roche Holding AG ADR	17,800	1,091,318

		$2,384,974

Road & Rail — 2.2%
J.B. Hunt Transport Services, Inc.	14,100	$1,056,513
Kansas City Southern	10,732	1,156,373

		$2,212,886

Semiconductors & Semiconductor Equipment — 3.6%
Avago Technologies, Ltd.	30,300	$1,111,404
Cypress Semiconductor Corp.(2)	111,500	1,423,855
Monolithic Power Systems, Inc.	41,100	1,075,998

		$3,611,257

Software — 4.1%
Adobe Systems, Inc.(2)	17,154	$811,041
Citrix Systems, Inc.(2)	3,700	266,474
Infoblox, Inc.(2)	33,243	1,087,046
salesforce.com, inc.(2)	29,200	1,277,500
VMware, Inc., Class A(2)	8,000	657,520

		$4,099,581

Specialty Retail — 7.0%
DSW, Inc., Class A	17,000	$1,288,430
Home Depot, Inc. (The)	20,998	1,659,472
Lumber Liquidators Holdings, Inc.(2)	6,500	629,330
Ross Stores, Inc.	22,800	1,538,316
Tractor Supply Co.	15,900	1,925,967

		$7,041,515

Textiles, Apparel & Luxury Goods — 0.9%
VF Corp.	4,700	$925,900

		$925,900

Trading Companies & Distributors — 2.2%
United Rentals, Inc.(2)	9,700	$556,004
W.W. Grainger, Inc.	6,200	1,625,268

		$2,181,272

		Value
Total Common Stocks (identified cost $76,436,741)		$99,073,933

Short-Term Investments — 1.2%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$1,257	$1,256,544

Total Short-Term Investments (identified cost $1,256,544)		$1,256,544

Total Investments — 99.5% (identified cost $77,693,285)		$100,330,477

Covered Call Options Written — (0.0)%(4)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Citigroup, Inc.	16	$55.00	8/17/13	$(224)
Dollar General Corp.	14	57.50	8/17/13	(805)
EOG Resources, Inc.	10	155.00	8/17/13	(1,175)
Netflix, Inc.	9	300.00	8/17/13	(193)
Perrigo Co.	28	135.00	8/17/13	(840)
Range Resources Corp.	12	82.50	8/17/13	(660)
Tesla Motors, Inc.	3	150.00	8/17/13	(1,163)
Walt Disney Co. (The)	14	67.50	8/17/13	(462)
W.W. Grainger, Inc.	3	270.00	8/17/13	(278)

Total Covered Call Options Written (premiums received $17,262)				$(5,800)

Other Assets, Less Liabilities — 0.5%				$517,269

Net Assets — 100.0%				$100,841,946

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at July 31, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $1,626.

(4)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$77,721,048

Gross unrealized appreciation	$22,949,211
Gross unrealized depreciation	(339,782)

Net unrealized appreciation	$22,609,429

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	235	$28,504
Options written	2,354	266,113
Options terminated in closing purchase transactions	(379)	(68,822)
Options exercised	(687)	(81,008)
Options expired	(1,414)	(127,525)

Outstanding, end of period	109	$17,262

At July 31, 2013, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into option transactions on individual securities that it holds to generate premium income. During the fiscal year to date ended July 31, 2013, the Portfolio also entered into a combination of option transactions on an individual security to seek return and/or seek to reduce the Portfolio’s exposure to a decline in the stock price.

At July 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $5,800.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$99,073,933 *	$—	$—	$99,073,933
Short-Term Investments	—	1,256,544	—	1,256,544
Total Investments	$99,073,933	$1,256,544	$—	$100,330,477

Liability Description
Covered Call Options Written	$(5,800)	$—	$—	$(5,800)
Total	$(5,800)	$—	$—	$(5,800)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013